Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

Note 22:- equity

The composition of the Company’s share capital is as follows:

	December 31, 2025			December 31, 2024
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,901,287	15,332,667	25,000,000	15,901,287	15,332,667

a.	Formula’s ordinary shares, par value NIS 1 per share, are traded on the TASE, and Formula’s ADSs, each representing one ordinary share, are traded on the NASDAQ.

b.	Formula holds 568,620 of its own ordinary shares.

c.	In May 2023, Formula declared a cash dividend of approximately NIS 35,265 thousand (approximately $9,605) or NIS 2.3 per share (approximately $0.63 per share) to shareholders of record on June 5, 2023 that was paid on June 22, 2023.

d.	In March 2024, Formula declared a cash dividend of approximately NIS 35,265 thousand (approximately $9,614 or NIS 2.3 per share (approximately $0.63 per share) to shareholders of record on April 4, 2024 that was paid on April 18, 2024.
e.	In August 2024, Formula declared a cash dividend of approximately NIS 35,572 thousand (approximately $9,466) or NIS 2.32 per share (approximately $0.63 per share) to shareholders of record on September 12, 2024 that was paid on September 26, 2024.

f.	In March 2025, in accordance with the Company’s dividend distribution policy , the Company’s board of directors approved the distribution of a cash dividend in an amount of NIS 3.45 per share (approximately $0.94 per share) and in an aggregate amount of approximately NIS 52,898 thousand (approximately $14,414). The total cash dividend was paid on May 14, 2025.

g.	In May 2025, in accordance with the Company’s dividend distribution policy , the Company’s board of directors approved the distribution of a cash dividend in an amount of NIS 1.57 per share (approximately $0.44 per share) and in an aggregate amount of approximately NIS 24,072 thousand (approximately $6,743). The total cash dividend was paid on July 22, 2025.

h.	In August 2025, in accordance with the Company’s dividend distribution policy , the Company’s board of directors approved the distribution of a cash dividend in an amount of NIS 1.69 per share (approximately $0.50 per share) and in an aggregate amount of approximately NIS 25,912 thousand (approximately $7,666). The total cash dividend was paid on October 28, 2025.

i.	In November 2025, in accordance with the Company’s dividend distribution policy , the Company’s board of directors approved the distribution of a cash dividend in an amount of NIS 1.64 per share (approximately $0.50 per share) and in an aggregate amount of approximately NIS 25,146 thousand (approximately $7,716). The total cash dividend was paid on January 13, 2026.

j.	On March 26, 2026, in light of Formula’s results for the fiscal year ended December 31, 2025, and in particular the completion of the acquisition of Sapiens by Advent in December 2025, Formula’s board of directors announced its intention to declare a special cash dividend to Formula’s shareholders in an aggregate amount of up to $200 million, following the filing of Formula’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, which is expected by mid-May 2026. The actual declaration of such dividend, including the determination of the record date and payment date, remains subject to the board’s final approval and satisfaction of the conditions for dividend distribution under Israeli law. For further information see Note 26.

k.	For further information concerning Formula’s employees and officers share-based plans, see Note 20.

l.	See Note 26 about subsequent events.